Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,065,000.00
Previously Paid Amount	0.00
Total Fee Amount	147.08
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 147.08
Narrative - Max Aggregate Offering Price	$ 1,065,000.00
Final Prospectus	true